Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Reconciliation of Goodwill and Intangible Assets

			Other intangible assets
					Non-
			Customer		compete	Information
	Note	Goodwill	relationships	Trademarks	agreements	technology	Total
Cost
Balance at January 1, 2019		1,227,671	427,307	81,303	8,521	18,124	1,762,926
Additions through business combinations*	5	62,116	41,237	2,541	3,272	38	109,204
Other additions		-	-	-	-	3,636	3,636
Disposals		-	(205)	-	-	-	(205)
Extinguishments		-	(1,110)	-	(167)	(1,768)	(3,045)
Effect of movements in exchange rates		41,343	14,199	1,911	307	814	58,574
Balance at December 31, 2019		1,331,130	481,428	85,755	11,933	20,844	1,931,090
Additions through business combinations*	5	173,323	88,692	627	3,984	3,226	269,852
Other additions		-	-	-	-	1,665	1,665
Sale of business		(715)	-	-	-	(30)	(745)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		19,888	6,219	1,034	227	483	27,851
Balance at December 31, 2020		1,523,626	574,942	86,402	14,688	25,748	2,225,406

Amortization and impairment losses
Balance at January 1, 2019		143,982	174,228	34,160	2,649	14,053	369,072
Amortization for the year		-	41,058	5,022	1,875	1,746	49,701
Disposals		-	(4)	-	-	-	(4)
Extinguishments		-	(1,110)	-	(167)	(1,768)	(3,045)
Effect of movements in exchange rates		2,908	5,592	999	113	594	10,206
Balance at December 31, 2019		146,890	219,764	40,181	4,470	14,625	425,930
Amortization for the year		-	39,580	3,897	2,160	2,576	48,213
Sale of business		-	-	-	-	(28)	(28)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		1,126	3,652	572	130	345	5,825
Balance at December 31, 2020		148,016	261,599	43,636	5,304	17,078	475,633

Net carrying amounts
At January 1, 2019		1,083,689	253,079	47,143	5,872	4,071	1,393,854
At December 31, 2019		1,184,240	261,664	45,574	7,463	6,219	1,505,160
At December 31, 2020		1,375,610	313,343	42,766	9,384	8,670	1,749,773

* Includes non-material adjustments to prior year's acquisitions

Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units	The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2020	December 31, 2019	January 1, 2019
Package and Courier	189,533	185,695	176,793
Less-Than-Truckload	136,914	130,389	124,138
Truckload
Canadian Truckload	86,416	84,666	80,607
U.S. Truckload	244,824	243,914	242,236
Specialized Truckload	394,303	353,516	288,903
Logistics	323,620	186,060	171,012
	1,375,610	1,184,240	1,083,689

Summary of Pretax Discount Rates

In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2020	2019
Package and Courier	9.1%	9.7%
Less-Than-Truckload	9.1%	9.2%
Truckload
Canadian Truckload	11.5%	11.7%
U.S. Truckload	10.3%	10.7%
Specialized Truckload	10.3%	11.2%
Logistics	8.5%	9.7%